EQUITY INCENTIVE PLAN - Additional Information (Details) - Q S I Operations Inc - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2020	Aug. 31, 2019	Jan. 01, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	5,610,752
Compensation expense	$ 457,000	$ 642,000	$ 1,924,000	$ 2,715,000
Proceeds from exercise of stock options	$ 999,000	$ 18,000	63,000	116,000
Total intrinsic value of stock options exercised			$ 323,000	$ 554,000
Weighted- average grant date fair value of options granted	$ 6.53		$ 1.43	$ 1.57
Total unrecognized stock-based compensation expense			$ 2,912,000
Total unrecognized stock-based compensation expense recognized over remaining weighted average vesting period			2 years 2 months 12 days
Equity volatility			70.00%	70.00%
Number of Shares of Restricted Stock
Outstanding non-vested restricted stock at March 31, 2021	5,610,752
Weighted Average Grant-Date Fair Value
Outstanding non-vested restricted stock at December 31, 2020	$ 0.00
Outstanding non-vested restricted stock at March 31, 2021	$ 6.53		$ 0.00
2013 Employee, Director and Consultant Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock were reserved for issuance			5,990,137		22,000,000	19,000,000	16,700,000
Granted	1,286,250		790,433	3,196,721
Option awards subject to certain performance conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense				$ 295,000
Granted			75,000	600,000
Option awards subject to single performance-based condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted				257,000
Restricted Stock [Member] | 2013 Employee, Director and Consultant Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	5,041,752		0	0
Compensation expense			$ 0